BUSINESS COMBINATION (Details Narrative) - USD ($)		3 Months Ended
	Feb. 14, 2024	Mar. 31, 2024	Mar. 31, 2023
Issuance of Series A preferred stock, shares		164,614,418
Transaction costs	$ 7,728,681
Transaction costs	$ 229,328	$ 7,499,353
Charged expense		$ 7,499,353
Earnout Shares [Member]
Earnout shares		24,500,000
Tevogen Bio [Member]
Ownership percentage		91.00%